BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED NOVEMBER 22, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
Brighthouse/Franklin Low Duration Total Return Portfolio
Effective immediately, Sonal Desai no longer serves as a portfolio manager of Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. All references to Mr. Desai in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. Effective immediately, Sameer Kackar and Michael Salm have been named portfolio managers to the Portfolio. As of September 30, 2024, Messrs. Kackar and Salm did not beneficially own any equity securities of the Portfolio. The following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
Effective immediately, in the Portfolio Summary of the Summary Prospectus and the Prospectus, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
Portfolio Managers.
Kent Burns, CFA, Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Tina Chou, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Patrick Klein, Ph.D., Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, Sameer Kackar, CFA, Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, and Michael Salm, Senior Vice President and Portfolio Manager of Franklin Templeton Fixed Income Group, have managed the Portfolio since its inception in 2011, 2019, 2022, 2024 and 2024, respectively.
Effective immediately, in the section entitled “Additional Information About Management – The Subadviser – Franklin Advisers, Inc.” of the Prospectus, the following paragraphs are added after the last paragraph of the section:
Sameer Kackar, CFA, Vice President and Portfolio Manager for the Franklin Templeton Fixed Income Group. He is responsible for portfolio management of global absolute return and global aggregate bond strategies, quantitative fixed income research, and portfolio hedging using interest rates and credit derivatives. Mr. Kackar has been a co-lead portfolio manager of the Portfolio since 2024. Mr. Kackar joined Franklin Templeton in 2019 and has over 14 years of experience in the financial services industry.
Michael Salm, Senior Vice President and Portfolio Manager for the Franklin Templeton Fixed Income Group. He specializes in investment strategies related to mortgage and structured credit products and interest-rate and volatility derivatives. Mr. Salm has been a co-lead portfolio manager of the Portfolio since 2024. Mr. Salm joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Salm was a portfolio manager for Putnam Investment Management, LLC and has over 35 years of experience in the financial services industry.
Effective immediately, in the Portfolio’s “Other Accounts Managed” table in Appendix C of the SAI, the following information with respect to Messrs. Kackar and Salm are added immediately following the information included therein with respect to Mr. Klein:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Sameer Kackar[1], Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	1	$1,994,467,565	None	N/A
	Other Pooled Investment Vehicles	4	$741,521,199	None	N/A
	Other Accounts	None	N/A	None	N/A

Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Michael Salm[1], Brighthouse/Franklin Low Duration Total Return Portfolio	Registered Investment Companies	24	$30,282,245,181	None	N/A
	Other Pooled Investment Vehicles	23	$21,150,459,865	1	$11,338,837
	Other Accounts	23	$5,713,430,417	2	$3,569,849,700
1Other accounts managed information is as of September 30, 2024.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE